Item 1. Report to Shareholders
--------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio

Certified Semiannual Report

June 30, 2004

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                                 ----------------------------------------------
Mid-Cap
Growth Class   6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET
VALUE

Beginning of
period         $  19.90   $  14.38   $  18.26  $  18.43    $  17.46   $  14.27

Investment
activities
  Net
  investment
  income
  (loss)          (0.05)     (0.06)     (0.08)    (0.05)        --         --

  Net realized
  and unrealized
  gain (loss)      1.59       5.58      (3.80)    (0.12)       1.29       3.37

  Total from
  investment
  activities       1.54       5.52      (3.88)    (0.17)       1.29       3.37

Distributions
   Net realized
   gain              --         --         --         --      (0.32)     (0.18)

NET ASSET
VALUE

End of period  $  21.44   $  19.90   $  14.38  $  18.26     $ 18.43   $  17.46
               ----------------------------------------------------------------

Ratios/Supplemental Data

Total return^    7.74%         38.39%   (21.25)%    (0.92)%     7.41%     23.73%

Ratio of
total expenses
to average
net assets       0.85%!         0.85%      0.85%      0.85%     0.85%      0.85%

Ratio of net
investment
income (loss)
to average
net assets      (0.48%)!      (0.43)%    (0.48)%    (0.29)%   (0.01)%      0.01%

Portfolio
turnover
rate             31.4%!         32.6%      33.7%      41.8%     46.3%      48.1%

Net assets,
end of period
(in
thousands)   $ 551,949      $ 485,700  $ 298,288  $ 350,094 $ 311,604  $ 127,228

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

!    Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                                 ----------------------------------------------
Mid-Cap Growth-II Class            6 Months            Year             4/30/02
                                      Ended           Ended             Through
                                    6/30/04        12/31/03            12/31/02

NET ASSET VALUE

Beginning of period          $        19.83  $        14.36      $        17.87

Investment activities
  Net investment
  income (loss)                       (0.08)          (0.07)              (0.02)

  Net realized and
  unrealized
  gain (loss)                          1.58            5.54               (3.49)

Total from
investment activities                  1.50            5.47               (3.51)

NET ASSET VALUE

End of period                $        21.33  $        19.83      $        14.36
                             --------------------------------------------------

Ratios/Supplemental Data

Total return^                         7.56%          38.09%            (19.64)%

Ratio of total expenses
to average net assets                 1.10%!          1.10%               1.10%!

Ratio of net investment
income (loss) to average
net assets                           (0.72%)!       (0.64)%             (0.63)%!

Portfolio turnover rate               31.4%!          32.6%               33.7%

Net assets, end of
period (in thousands)       $        52,422 $        38,263      $        3,988


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                        Shares            Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  95.3%


CONSUMER DISCRETIONARY  13.2%


Hotels, Restaurants & Leisure  1.8%

Fairmont Hotels                                    192,000                5,174

PF Chang's China Bistro *                           52,000                2,140

The Cheesecake Factory *                            92,000                3,661

                                                                         10,975

Household Durables  0.6%

Garmin                                              91,000                3,371

                                                                          3,371

Leisure Equipment & Products  1.1%

Brunswick                                          170,000                6,936

                                                                          6,936

Media  4.3%

Cablevision Systems, Class A *                     130,000                2,554

Catalina Marketing *                               164,000                3,000

Citadel Broadcasting *                             326,000                4,750

Cox Radio, Class A *                               133,000                2,312

Entercom Communications *                           48,000                1,790

Getty Images *                                      13,000                  780

Lamar Advertising *                                 31,000                1,344

Rogers Communications, Class B                     170,000                3,082

Scholastic *                                        97,000                2,905

XM Satellite Radio Holdings
    Class A *                                      129,000                3,520

                                                                         26,037

Multiline Retail  1.6%

Dollar Tree Stores *                               137,000                3,758

Family Dollar Stores                               186,000                5,658

                                                                          9,416

Specialty Retail  3.8%

Best Buy                                            93,000                4,719

O'Reilly Automotive *                               83,000                3,752

PETsMART                                           200,000                6,490

Ross Stores                                        155,000                4,148

Williams-Sonoma *                                  114,000                3,757

                                                                         22,866

Total Consumer Discretionary                                             79,601


CONSUMER STAPLES  2.2%


Beverages  0.8%

Cott *                                             155,000                5,022

                                                                          5,022

Food & Staples Retailing  1.4%

Shoppers Drug Mart (CAD) *                          82,000                2,043

Whole Foods Market                                  67,000                6,395

                                                                          8,438

Total Consumer Staples                                                   13,460


ENERGY  8.7%


Energy Equipment & Services  5.0%

BJ Services *                                      192,000                8,801

Cooper Cameron *                                    94,000                4,578

Diamond Offshore Drilling                          185,000                4,408

FMC Technologies *                                 150,000                4,320

Smith International *                              143,000                7,974

                                                                         30,081

Oil & Gas  3.7%

EOG Resources                                      104,000                6,210

Murphy Oil                                          92,000                6,780

Western Gas Resources                              128,000                4,158

XTO Energy                                         177,000                5,273

                                                                         22,421

Total Energy                                                             52,502


FINANCIALS  7.8%


Capital Markets  3.3%

AmeriTrade *                                       270,000                3,065

Eaton Vance                                        104,000                3,974

Federated Investors, Class B                        68,000                2,063

Investor's Financial Services                       55,000                2,397

Legg Mason                                          41,000                3,731

Waddell & Reed Financial
    Class A                                        226,000                4,997

                                                                         20,227

Commercial Banks  0.2%

Silicon Valley Bancshares *                         30,000                1,189

                                                                          1,189

Diversified Financial Services  1.3%

CapitalSource *                                    159,000                3,888

Principal Financial Group                          109,000                3,791

                                                                          7,679

Insurance  2.5%

Assurant                                           104,000                2,743

Axis Capital Holdings                               82,000                2,296

Genworth Financial, Class A *                      101,000                2,318

Protective Life                                     88,000                3,403

Willis Group Holdings                              115,000                4,307

                                                                         15,067

Thrifts & Mortgage Finance  0.5%

Radian Group                                        66,000                3,161

                                                                          3,161

Total Financials                                                         47,323


HEALTH CARE  18.6%


Biotechnology  6.0%

Abgenix *                                          103,000                1,207

Alkermes *                                         106,000                1,442

Amylin Pharmaceuticals *                            70,000                1,596

Celgene *                                           31,000                1,775

Cephalon *                                          76,000                4,104

Gilead Sciences *                                   86,000                5,762

Human Genome Sciences *                            120,000                1,396

ICOS *                                              53,000                1,581

ImClone Systems *                                   51,000                4,375

MedImmune *                                        344,000                8,049

Neurocrine Biosciences *                            41,000                2,126

Protein Design Labs *                               77,000                1,473

Vertex Pharmaceuticals *                           107,000                1,160

                                                                         36,046

Health Care Equipment & Supplies  2.5%

Edwards Lifesciences *                              88,000                3,067

Invitrogen *                                        47,000                3,384

Kinetic Concepts *                                 109,000                5,439

Waters Corporation *                                71,000                3,392

                                                                         15,282

Health Care Providers & Services  7.0%

AmerisourceBergen                                   91,000                5,440

Anthem *                                             5,000                  448

Community Health System *                           73,000                1,954

Coventry Health Care *                              51,000                2,494

Davita *                                            78,000                2,405

Health Management                                  247,000                5,538

Laboratory Corporation of
America *                                          139,000                5,518

Manor Care                                         203,000                6,634

Omnicare                                           260,000               11,130

WebMD *                                             49,000                  457

                                                                         42,018

Pharmaceuticals  3.1%

Andrx *                                            115,000                3,212

Barr Laboratories *                                 70,000                2,359

IVAX *                                             220,000                5,278

Sepracor *                                          15,000                  793

Taro Pharmaceuticals *                              72,500                3,154

Valeant Pharmaceuticals
    International                                   82,800                1,656

Watson Pharmaceuticals *                            93,000                2,502

                                                                         18,954

Total Health Care                                                       112,300


INDUSTRIALS & BUSINESS SERVICES  14.4%


Aerospace & Defense  2.3%

Alliant Techsystems *                              103,000                6,524

Rockwell Collins                                   218,000                7,264

                                                                         13,788

Air Freight & Logistics  1.2%

C.H. Robinson Worldwide                             77,000                3,530

Expeditors International of
    Washington                                      73,000                3,607

                                                                          7,137

Airlines  0.6%

JetBlue Airways *                                  114,000                3,349

                                                                          3,349

Building Products  0.8%

American Standard *                                123,000                4,958

                                                                          4,958

Commercial Services & Supplies  5.7%

Apollo Group, Class A *                             31,000                2,737

ChoicePoint *                                      213,000                9,726

Education Management *                             118,000                3,877

Manpower                                           140,000                7,108

Robert Half International                          182,000                5,418

Viad                                               204,000                5,510

                                                                         34,376

Industrial Conglomerates  1.1%

Roper Industries                                   116,000                6,600

                                                                          6,600

Machinery  2.6%

Danaher                                            102,000                5,289

ITT Industries                                      68,000                5,644

Oshkosh Truck                                       86,000                4,928

                                                                         15,861

Trading Companies & Distributors  0.1%

MSC Industrial Direct                               26,000                  854

                                                                            854

Total Industrials & Business Services                                    86,923


INFORMATION TECHNOLOGY  24.2%


Communications Equipment  3.2%

Comverse Technology *                              102,000                2,034

Harris                                             141,000                7,156

Juniper Networks *                                 116,000                2,850

QLogic *                                           103,000                2,739

Research In Motion *                                67,000                4,585

                                                                         19,364

Computers & Peripherals  1.3%

Diebold                                             88,000                4,653

Lexmark International *                             31,000                2,992

                                                                          7,645

Electronic Equipment & Instruments  1.6%

CDW                                                 65,000                4,145

FLIR Systems *                                      66,000                3,623

Jabil Circuit *                                     91,000                2,291

                                                                         10,059

Internet Software & Services  1.9%

CNET Networks *                                     80,000                  886

InterActiveCorp *                                   46,000                1,386

Monster Worldwide *                                126,000                3,241

VeriSign *                                         306,000                6,089

                                                                         11,602

IT Services  7.4%

BearingPoint *                                     242,000                2,147

CACI International, Class A *                       46,000                1,860

Ceridian *                                         243,000                5,467

Certegy                                            180,000                6,984

Checkfree Holdings *                                65,000                1,950

DST Systems *                                      153,000                7,358

Fiserv *                                           104,000                4,045

Global Payments                                     53,000                2,386

Hewitt Associates, Class A *                       155,000                4,262

Iron Mountain *                                    118,000                5,695

SunGard Data Systems *                              92,000                2,392

                                                                         44,546

Semiconductor & Semiconductor Equipment  3.8%

Agere Systems
    Class A *                                      309,000                  711

    Class B *                                      482,000                1,036

AMIS Holdings *                                    146,000                2,470

Integrated Circuit Systems *                       112,000                3,042

Intersil Holding, Class A                          208,000                4,505

Microchip Technology                               162,000                5,110

Novellus Systems *                                  99,000                3,113

Semtech *                                          119,000                2,801

                                                                         22,788

Software  5.0%

Adobe Systems                                       94,000                4,371

Cadence Design Systems *                           259,000                3,789

Citrix Systems *                                    57,000                1,160

Cognos *                                            29,000                1,049

Fair Isaac                                          70,000                2,337

Intuit *                                            82,000                3,163

Jack Henry & Associates                            103,000                2,070

Mercury Interactive *                               73,000                3,638

Network Associates *                               337,000                6,110

Red Hat *                                          114,000                2,619

                                                                         30,306

Total Information Technology                                            146,310


MATERIALS  3.2%


Chemicals  1.1%

Potash Corp./Saskatchewan                           67,000                6,492

                                                                          6,492

Metals & Mining  2.1%

International Steel *                               79,000                2,350

Newmont Mining                                     102,000                3,954

Nucor                                               83,000                6,371

                                                                         12,675

Total Materials                                                          19,167


TELECOMMUNICATION SERVICES  3.0%


Wireless Telecommunication Services  3.0%

Crown Castle International *                       290,000                4,277

Nextel Communications
    Class A *                                       90,000                2,399

Nextel Partners, Class A *                         233,000                3,709

Triton PCS Holdings, Class A *                      71,000                  310

Western Wireless, Class A *                        260,000                7,517

Total Telecommunication Services                                         18,212

Total Common Stocks
(Cost  $435,859)                                                        575,798

SHORT-TERM INVESTMENTS 4.5%

Money Market Fund  4.5%

T. Rowe Price Government
    Reserve Investment
    Fund, 1.04% #                               27,134,715               27,135

Total Short-Term Investments
(Cost $27,135)                                                           27,135

Total Investments in Securities

99.8% of Net Assets
(Cost $462,994)                                            $            602,933
                                                           --------------------


(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
(cost $462,994)                                            $            602,933

Other assets                                                              2,869

Total assets                                                            605,802

Liabilities

Total liabilities                                                         1,431

NET ASSETS                                                 $            604,371
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $             (1,405)

Undistributed net realized gain (loss)                                  (16,905)

Net unrealized gain (loss)                                              139,939

Paid-in-capital applicable to 28,206,419 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      482,742

NET ASSETS                                                 $            604,371
                                                           --------------------

NET ASSET VALUE PER SHARE

Mid-Cap Growth Class
($551,948,854/25,749,240 shares outstanding)               $              21.44

Mid-Cap Growth-II Class
($52,421,867/2,457,179 shares outstanding)                 $              21.33

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income                                            $              1,059

Expenses
    Investment management and administrative expense                      2,403

    Rule 12b-1 fees - Mid-Cap Growth-II Class                                61

    Total expenses                                                        2,464

Net investment income (loss)                                             (1,405)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   22,902

Change in net unrealized gain (loss) on securities                       20,501

Net realized and unrealized gain (loss)                                  43,403

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             41,998
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        (1,405)     $        (1,663)

  Net realized gain (loss)                          22,902               12,440

  Change in net unrealized gain (loss)              20,501              115,941

  Increase (decrease) in net
  assets from operations                            41,998              126,718

Capital share transactions *
  Shares sold
    Mid-Cap Growth Class                            48,493               94,034

    Mid-Cap Growth-II Class                         19,966               34,384

  Shares redeemed
    Mid-Cap Growth Class                           (20,908)             (28,605)

    Mid-Cap Growth-II Class                         (9,141)              (4,844)

Increase (decrease) in net
assets from capital share
transactions                                        38,410               94,969

Net Assets

Increase (decrease) during period                   80,408              221,687

Beginning of period                                523,963              302,276

End of period                              $       604,371      $       523,963
                                           ------------------------------------

(Including undistributed net
investment income of ($1,405)
at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold
    Mid-Cap Growth Class                             2,359                5,530

    Mid-Cap Growth-II Class                            976                1,926

  Shares redeemed
    Mid-Cap Growth Class                            (1,020)              (1,866)

    Mid-Cap Growth-II Class                           (449)                (274)

  Increase (decrease) in shares outstanding          1,866                5,316

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Mid-Cap Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


Note 1 - Significant Accounting Policies


T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio original share class (Mid-Cap Growth class), offered since December 31, 1996, and Mid-Cap Growth Portfolio-II (Mid-Cap Growth-II class), offered since April 30, 2002. Mid-Cap Growth-II shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Mid-Cap Growth-II Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions


Purchases and sales of portfolio securities, other than short-term securities, aggregated $123,599,000 and $84,356,000, respectively, for the six months ended June 30, 2004.


Note 3 - Federal Income Taxes


No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $39,805,000 of unused capital loss carryforwards, of which $15,424,000 expire in 2009 and $24,381,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $462,994,000. Net unrealized gain aggregated $139,939,000 at period-end, of which $156,002,000 related to appreciated investments and $16,063,000 related to depreciated investments.


Note 4 - Related Party Transactions


The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $436,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $153,000.

T. Rowe Price Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting


A description of the policies and procedures that the T. Rowe Price Mid-Cap Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004